Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount rate | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 460	$ 483
Decrease of actuarial assumption	$ (514)	$ (510)
Discount rate | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 31	$ 32
Decrease of actuarial assumption	$ (33)	$ (34)
Long-term inflation | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (183)	$ (174)
Decrease of actuarial assumption	$ 176	$ 168
Long-term inflation | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (9)	$ (10)
Decrease of actuarial assumption	$ 8	$ 9
Demographic – allowance for future improvements in longevity | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 244	$ 241
Decrease of actuarial assumption	$ (244)	$ (241)
Demographic – allowance for future improvements in longevity | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 7	$ 8
Decrease of actuarial assumption	$ (7)	$ (8)